SHARE-BASED COMPENSATION - Narrative (Details)		12 Months Ended
	Apr. 14, 2017 EUR (€) shares vesting_tranche	Dec. 31, 2017 EUR (€) shares
PSU and RSU Awards Under Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	5 years
Unrecognized compensation expense | €		€ 26,051,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares) | shares	687,000
Number of equal vesting tranches | vesting_tranche	3
Number of awards forfeited (shares) | shares		0
Number of outstanding awards that had vested (Shares) | shares		0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares) | shares	119,000
Number of equal vesting tranches | vesting_tranche	3
Members of GEC and Key Leaders | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares) | shares	237,000
Chief Executive Officer | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares) | shares	450,000
Performance period	5 years
Number of equal vesting tranches | vesting_tranche	3
Bottom of range | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of PSUs (per share) | €	€ 59.36
Bottom of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of PSUs (per share) | €	63.00
Top of range | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of PSUs (per share) | €	72.06
Top of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of PSUs (per share) | €	€ 64.64
Reserve of share-based payments | PSU and RSU Awards Under Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative increase to other reserves | €		€ 28,179,000